Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)	Mar. 31, 2015 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 2,374.3	$ 38.1	₨ 2,062.8
Service cost	504.7	8.1	388.8	₨ 387.2
Interest cost	182.4	2.9	178.7	130.6
Actuarial (gains)/ losses	204.4	3.3	(101.8)
Benefits paid	(159.9)	(2.6)	(154.2)
Projected benefit obligation, end of the period	3,105.9	49.8	2,374.3	2,062.8
Change in plan assets:
Fair value of plan assets, beginning of the period	1,726.0	27.7	1,302.3
Expected return on plan assets	166.2	2.7	121.1	88.8
Actuarial gains/(losses)	213.5	3.4	18.6
Actual return on plan assets	379.7	6.1	139.7
Employer contributions	483.0	7.8	438.2
Benefits paid	(159.9)	(2.6)	(154.2)
Fair value of plan assets, end of the period	2,428.8	$ 39.0	1,726.0	₨ 1,302.3
Funded Status	₨ (677.1)		₨ (648.3)		$ (10.8)